Legal Proceedings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Legal Proceedings
24)	LEGAL PROCEEDINGS

24.1)	PROVISIONS RESULTING FROM LEGAL PROCEEDINGS
CEMEX is involved in various significant legal proceedings, the resolutions of which are deemed probable and imply the incurrence of losses and/or cash outflows or the delivery of other resources owned by CEMEX. As a result, certain provisions and/or losses have been recognized in the financial statements, representing the best estimate of cash outflows. Therefore, CEMEX believes that it will not make significant expenditure or incur significant losses in excess of the amounts recorded. As of December 31, 2019, the details of the most significant events giving effect to provisions or losses are as follows:

•
On December 11, 2017, in the context of a market investigation opened in 2013 against five cement companies and 14 executives of those companies, including two former executives of CEMEX Colombia for purported practices that limited free competition, and after several processes over the years, the Colombian Superintendence of Industry and Commerce (
Superintendencia de Industria y Comercio
or the “SIC”) imposed a final fine to CEMEX Colombia for an amount equivalent to $25. As a result, CEMEX Colombia recognized a provision for this amount against “Other expenses, net” in 2017. This fine was paid on January 5, 2018. On June 7, 2018, CEMEX Colombia filed a motion for annulment and reestablishment of right before the Administrative Court seeking for the annulment of the charges brought forth by the SIC and the restitution of the fine paid, with any adjustments provided by Colombian Law. This claim could take up to six years to be resolved. As of December 31, 2019, CEMEX is not able to assess the likelihood for the recovery of the fine imposed by the SIC.

•
In January 2007, the Polish Competition and Consumers Protection Office (the “Protection Office”) initiated an antitrust proceeding against all cement producers in the country, including CEMEX Polska Sp. Z.o.o.

(“CEMEX Polska”) and another subsidiary in Poland, arguing that there was an agreement between all cement producers in Poland regarding prices, market quotas and other sales conditions; and that the producers exchanged information, all of which limited competition in the Polish cement market. In December 2009, the Protection Office issued a resolution imposing fines on a number of Polish cement producers, including CEMEX Polska for the period of 1998 to 2006. After several appeals filed against the Protection Office’s fine before the relevant courts, in March 2018, CEMEX Polska’s fine was reduced from an amount in Polish Zloty equivalent to $31 in 2009 to a final amount equivalent to $18. This amount was paid in 2018. On November 19, 2018, CEMEX Polska filed an appeal before the Polish Supreme Court against the Appeal Court’s judgment seeking the reduction of the imposed fine, which was accepted by the Polish Supreme Court on August 8, 2019, as well as appeals of the Protection Office and those of other cement producers. A resolution by the Polish Supreme Court is expected during 2020. As of December 31, 2019, CEMEX is not able to assess the likelihood for the recovery of a portion of the fine imposed by the Protection Office.

•
As of December 31, 2019, CEMEX had accrued environmental remediation liabilities through its subsidiaries in the United Kingdom pertaining to closed and current landfill sites for the confinement of waste, representing the NPV of such obligations for an amount in pounds sterling equivalent to $174. Expenditure was assessed and quantified over the period in which the sites have the potential to cause environmental harm, which is generally consistent with the views taken by the regulator as being up to 60 years from the date of closure. The assessed expenditure included the costs of monitoring the sites and the installation, repair and renewal of environmental infrastructure.

•
As of December 31, 2019, CEMEX had accrued environmental remediation liabilities through its subsidiaries in the United States for $63, related to: a) the disposal of various materials in accordance with past industry practice, which might currently be categorized as hazardous substances or wastes
;
 and b) the cleanup of sites used or operated by CEMEX, including discontinued operations, regarding the disposal of hazardous substances or waste, either individually or jointly with other parties. Most of the proceedings are in the preliminary stages and a final resolution might take several years. CEMEX does not believe that it will be required to spend significant sums on these matters in excess of the amounts previously recorded. The ultimate cost that may be incurred to resolve these environmental issues cannot be assured until all environmental studies, investigations, remediation work and negotiations with, or litigation against, potential sources of recovery have been completed.

•
In 2012, in connection with a contract entered into in 1990 (the “Quarry Contract”) by CEMEX Granulats Rhône Méditerranée (“CEMEX GRM”), one of CEMEX’s subsidiaries in France, with SCI La Quinoniere (“SCI”) pursuant to which CEMEX GRM had drilling rights to extract reserves and do quarry remediation at a quarry in the Rhône region of France, SCI filed a claim against CEMEX GRM for breach of the Quarry Contract, requesting the rescission of such contract and damages plus interest for a revised amount in euros equivalent to $75, arguing that CEMEX GRM partially filled the quarry allegedly in breach of the terms of the Quarry Contract. After many hearings, resolutions and appeals over the years, on March 13, 2018, the court of appeals issued an enforceable resolution ordering the rescission of the Quarry Contract and designated a judicial expert to: a) determine the volume of both excavated and backfilling materials, and b) give his opinion on the potential damages suffered by SCI, a process that is expected to end by February 28, 2020. CEMEX GRM appealed this resolution with the court of cassation, which on May 23, 2019 dismissed such appeal. As of December 31, 2019, CEMEX had accrued a provision through its subsidiaries in France for $8 in connection with the best estimate of the remediation costs resulting from this claim. Altough the final amount may difer, CEMEX considers that any such amount should not have a material adverse impact on CEMEX’s results of operations, liquidity and financial condition.

24.2)	CONTINGENCIES FROM LEGAL PROCEEDINGS
CEMEX is involved in various legal proceedings, which have not required the recognition of accruals, considering that the probability of loss is less than probable. Nonetheless, until all stages in the procedures are exhausted in each proceeding, CEMEX cannot assure the achievement of a final favorable resolution. As of December 31, 2019, the most significant events with a quantification of the potential loss, when it is determinable and would not impair the outcome of the relevant proceeding, were as follows:

•
On September 20, 2018, triggered by heavy rainfall, a landslide causing damages and fatalities (the “Landslide”) occurred in a site located within an area covered by mining rights of APO Land & Quarry Corporation (“ALQC”) in Naga City, Cebu, Philippines. ALQC is a principal raw material supplier of APO Cement Corporation (“APO”), a wholly owned subsidiary of CHP. CEMEX indirectly owns a minority 40% stake in ALQC. On November 19, 2018, CHP and APO were served summons concerning an environmental class action lawsuit filed by 40 individuals and one legal entity (on behalf of 8,000 individuals allegedly affected by the Landslide) at the Regional Trial Court (the “Court”) of Talisay, Cebu, against CHP, ALQC, APO, the Mines and Geosciences Bureau of the Department of Environment and Natural Resources, the City Government of Naga, and the Province of Cebu. In the complaint, (i) among other allegations, plaintiffs claim that the Landslide occurred as a result of the defendants’ gross negligence; and (ii) seek, among other relief, (a) monetary damages for an amount in Philippine Pesos equivalent to $85, (b) the establishment of a rehabilitation fund for an amount in Philippine Pesos equivalent to $10, and (c) the issuance of a Temporary Environment Protection Order against ALQC aiming to prevent ALQC from performing further quarrying activities while the case is still pending. This last request was rejected by the Court on August 16, 2019. Moreover, on September 30, 2019 the Court dismissed the case against CHP and APO, order that is not yet final and that was appealed by the plaintiffs on November 26, 2019. As of December 31, 2019, CHP, APO and ALQC (collectively, the “Private Defendants”) hold and will defend its position that the Landslide occurred due to natural causes and deny any liability. In the event that the latter order is reconsidered, and a final adverse resolution is issued in this matter, plaintiffs will have the option to proceed against any one of ALQC, APO or CHP for satisfaction of the entirety of the potential judgement award, without the need to proceed against any other Private Defendant beforehand. Thus, ALQC’s, APO’s or CHP’s assets alone could be exposed to execution proceedings. As of December 31, 2019, because of the status and preliminary stage of the lawsuit, CEMEX is not able to assess with certainty the likelihood of an adverse result in this lawsuit; and, CEMEX is neither able to assess if a final adverse result in this lawsuit would have a material adverse impact on its results of operations, liquidity and financial position.

•
On June 12, 2018, the Authority for Consumer Protection and Competition Defense of Panama (the “Panama Authority”) carried out an investigation against Cemento Bayano and other competitors for the alleged commission of monopolistic practices in relation to the gray cement and the ready-mix
concrete markets. From this investigation, the Panama Authority considered the possible existence of monopolistic or anticompetitive practices consisting of: (i) price fixing and/or production restriction of gray cement sold to ready-mix concrete producers
in Panama; and (ii) unilateral and/or joint predatory acts and/or cross subsidies in the ready-mix
concrete market. In October 2018, the Panama Authority notified Cemento Bayano of a new information request in order to continue their investigation and confirm if there were violations to the law. In February 2019, Cemento Bayano finalized the delivery to the Panama Authority of the required information and documentation. Cemento Bayano considers it did not commit unlawful acts and is fully cooperating with the Panama Authority. As of December 31, 2019, Cemento Bayano has delivered all required information and the Panama Authority is analyzing the collected information. Considering the available judgment elements, CEMEX is not able to assess if this investigation will lead to any fines, penalties or remedies, or if such fines, penalties or remedies, if any, would have a material adverse effect on the Company’s results of operations, liquidity or financial position.

•
Certain of CEMEX’s subsidiaries in the United States were notified of a grand jury subpoena dated March 29, 2018 issued by the United States Department of Justice (“DOJ”) related to an investigation of possible antitrust law violations in connection with CEMEX’s sales (and related sales practices) of gray Portland cement and slag in the United States and its territories. The objective of this subpoena is to gather facts necessary to make an informed decision about whether violations of U.S. law have occurred. CEMEX has been cooperating with the DOJ and is complying with the subpoena. As of December 31, 2019, given the status of the investigation, CEMEX is not able to assess if this investigation will lead to any fines, penalties or remedies, or if such fines, penalties or remedies, if any, would have a material adverse effect on the Company’s results of operations, liquidity or financial position.

•
On March 16, 2018, a putative securities class action complaint was filed against the Parent Company and one of our members of the
B
oard of
D
irectors whom is also officer (the CEO) and other officer (the CFO) in the U.S. District Court for the Southern District of New York, on behalf of investors who purchased or otherwise acquired Parent Company’s securities between August 14, 2014 to March 13, 2018, inclusive. The complaint alleged violations are based in that press releases and filings to the United States Securities and Exchange Commission (“SEC”) that included materially false and misleading statements in connection with alleged misconduct relating to the Maceo Project and the potential regulatory or criminal actions that might arise as a result of such deficiencies. On July 12, 2019, the Judge granted CEMEX’s motion to dismiss the action but permitted plaintiffs an opportunity to re-plead.
On August 1, 2019, plaintiffs filed an amended complaint, based on the same alleged violations, but changing the relevant class period that now starts on April 23, 2015 (before it was August 14, 2014) and including CLH as defendant in addition to CEMEX, S.A.B de C.V. All of the defendants moved to dismiss the action on September 5, 2019 and the plaintiffs filed an apposition brief on October 11, 2019 which was replied by the defendants on November 1, 2019. As of December 31, 2019, CEMEX is not able to assess the likelihood of an adverse result considering the current status and preliminary nature of this lawsuit, or if a final adverse result in this lawsuit would have a material adverse effect on the Company’s results of operations, liquidity or financial position.

•
In December 2016, the Parent Company received subpoenas from the SEC seeking information to determine whether there have been any violations of the U.S. Foreign Corrupt Practices Act stemming from the Maceo
P
roject. These subpoenas do not mean that the SEC has concluded that the Parent Company or any of its affiliates violated the law. The Parent Company has been cooperating with the SEC and intends to continue cooperating fully with the SEC. The DOJ also opened an investigation into this matter. In this regard, on March 12, 2018, the DOJ issued a grand jury subpoena to the Parent Company relating to its operations in Colombia and other jurisdictions. The Parent Company intends to cooperate fully with the SEC, the DOJ and any other investigatory entity. As of December 31, 2019, the Parent Company is unable to predict the duration, scope, or outcome of either the SEC investigation or the DOJ investigation, or any other investigation that may arise, or, because of the current status of the SEC investigation and the preliminary nature of the DOJ investigation, the potential sanctions which could be borne by the Parent Company, or if such sanctions, if any, would have a material adverse impact on CEMEX results of operations, liquidity or financial position.

•
In February 2014, the Egyptian Tax Authority requested Assiut Cement Company (“ACC”), a subsidiary of CEMEX in Egypt, the payment of a development levy on clay used in the Egyptian cement industry for an amount equivalent as of December 31, 2019 to $20 for the period from May 5, 2008 to November 30, 2011. In March 2014, ACC appealed the levy and on September 2014 it was notified that it obtained a favorable resolution from the Ministerial Committee for Resolution of Investment Disputes, which instructed the Egyptian Tax Authority to cease claiming from ACC the aforementioned payment of the levy on clay. It was further decided that the levy on clay should not be imposed on imported clinker. Nonetheless, in May 2016, the Egyptian Tax Authority challenged ACC´s right to cancel the levy on clay before the North Cairo Court, which referred the cases to Cairo’s Administrative Judiciary Court. These cases have been adjourned by the Commissioners of the Cairo Administrative Judiciary Court to January 20, 2020 until the request submitted to the Committee for Resolution of Tax Disputes is resolved. CEMEX does not expect that such referral will prejudice ACC’s favorable legal position in this dispute. As of December 31, 2019, CEMEX does not expect a material adverse impact due to this matter in its results of operations, liquidity or financial position.

•
In September 2012, in connection with a lawsuit submitted to a first instance court in Assiut, Egypt in 2011, the first instance court of Assiut issued a resolution in order to nullify the Share Purchase Agreement (the “SPA”) pursuant to which CEMEX acquired in 1999 a controlling interest in Assiut Cement Company. In addition, during 2011 and 2012, lawsuits seeking, among other things, the annulment of the SPA were filed by different plaintiffs, including 25 former employees of ACC, before Cairo’s State Council. After several appeals, hearings and resolutions over the years, the cases are held in Cairo’s 7 th
Circuit State Council Administrative Judiciary Court awaiting the High Constitutional Court to pronounce in regard to the challenges against the constitutionality of Law 32/2014 filed by the plaintiffs, which protects CEMEX’s investments in Egypt. These matters are complex and take several years to be resolved. As of December 31, 2019, CEMEX is not able to assess the likelihood of an adverse resolution regarding these lawsuits nor is able to assess if the Constitutional Court will dismiss Law 32/2014, but, regarding the lawsuits, if adversely resolved, CEMEX does not believe the resolutions in the first instance would have an immediate material adverse impact on CEMEX’s operations, liquidity and financial condition. However, if CEMEX exhausts all legal recourses available, a final adverse resolution of these lawsuits, or if the Constitutional Court dismisses Law 32/2014, this could adversely impact the ongoing matters regarding the SPA, which could have a material adverse impact on CEMEX’s operations, liquidity and financial condition.

In connection with the legal proceedings presented in notes 24.1 and 24.2, the exchange rates as of December 31, 2019 used by CEMEX to convert the amounts in local currency to their equivalents in dollars were the official closing exchange rates of 3.79 Polish zloty per dollar, 0.8917 Euro per dollar, 0.7550 British pounds sterling per dollar and 16.0431 Egyptian p
o
unds per dollar.
In addition to the legal proceedings described above in notes 24.1 and 24.2,

as of December 31, 2019, CEMEX is involved in various legal proceedings of minor impact that have arisen in the ordinary course of business. These proceedings involve: 1) product warranty claims; 2) claims for environmental damages; 3) indemnification claims relating to acquisitions or divestitures; 4) claims to revoke permits and/or concessions; and 5) other diverse civil, administrative, commercial and lawless actions. CEMEX considers that in those instances in which obligations have been incurred, CEMEX has accrued adequate provisions to cover the related risks. CEMEX believes these matters will be resolved without any significant effect on its business, financial position or results of operations. In addition, in relation to certain ongoing legal proceedings, CEMEX is sometimes able to make and disclose reasonable estimates of the expected loss or range of possible loss, as well as disclose any provision accrued for such loss, but for a limited number of ongoing legal proceedings, CEMEX may not be able to make a reasonable estimate of the expected loss or range of possible loss or may be able to do so but believes that disclosure of such information on a case-by-case
basis would seriously prejudice CEMEX’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, CEMEX has disclosed qualitative information with respect to the nature and characteristics of the contingency but has not disclosed the estimate of the range of potential loss.

24.3)	OTHER SIGNIFICANT PROCESSES
In connection with the cement plant located in the municipality of Maceo in Colombia, as described in note 14.1, as of December 31, 2019, the plant has not initiated commercial operations considering several significant processes for the profitability of the investment. The evolution and status of the main issues related to such plant are described as follows:
Memorandums of understanding

•
In August 2012, CEMEX Colombia signed a memorandum of understanding (the “MOU”) with the representative of the entity CI Calizas y Minerales S.A. (“CI Calizas”), for the acquisition and transfer of assets mainly comprising land, the mining concession and the shares of Zona Franca Especial Cementera del Magdalena Medio S.A.S. (“Zomam”) (holder of the free trade zone concession). In addition, in December 2013, CEMEX Colombia engaged the same representative of CI Calizas to also represent in the name and on behalf of CEMEX Colombia in the acquisition of certain land adjacent to the plant, signing a new memorandum of understanding (the “Land MOU”). Under the MOU and the Land MOU, CEMEX Colombia made cash advances to this representative for amounts in
Colombian Pesos
equivalent to approximately $13.4 million of a total of approximately $22.5 million, and paid interest accrued over the unpaid committed amount for approximately $1.2 million. These amounts considering the exchange rate as of December 31, 2016 of 3,000.75 Colombian Pesos per U.S. Dollar. In September 2016, after confirming irregularities in the acquisition processes by means of investigations and internal audits initiated in response to complaints received, which were reported to Colombia’s Attorney General (the “Attorney General”), providing the findings obtained, and considering that such payments were made in breach of the Parent Company’s and CLH’s policies, the Company decided to terminate the employment relationship with then those responsible for the Planning and Legal areas and accepted the resignation of the then Chief Executive Officer. Moreover, as a result of the findings and considering the available legal opinions as well as the low likelihood of recovering those advances, in December 2016, CEMEX Colombia write off such advances from its investments in progress (note 14.1) and cancelled the remaining advance payable.

Expiration of property process and other related matters

•
After the signing of the MOU, in December 2012, a former shareholder of CI Calizas, who presumptively transferred its shares of CI Calizas two years before the signing of the MOU, was linked to a process of expiration of property initiated by the Attorney General. Amongst other measures, the Attorney General ordered the seizure and consequent suspension of the right to dispose the assets subject to the MOU, including the shares of Zomam acquired by CEMEX Colombia before the beginning of such process. As a third party acting in good faith and free of guilt, CEMEX Colombia joined the expiration of property process fully cooperating with the Attorney General. As of December 31, 2019, it is estimated that a final resolution in the ongoing expiration of property process, under which is about to begin the evidentiary phase, may take between 10 and 15 years from its beginning. As of December 31, 2019, pursuant to the expiration of property process of the assets subject to the MOU and the failures to legally formalize the purchases under the Land MOU, CEMEX Colombia does not have the legal representation of Zomam, is not the rightful owner of the land and is not the assigned entity of the mining concession.

In addition, there is an ongoing criminal investigation that resulted in a legal resolution by means of which an indictment was issued to two of the Company’s former officers and to CI Calizas’ representative. CEMEX is not able to anticipate the actions that criminal judges may impose against these people.
Lease contract, mandate agreement and operation contract

•
In July 2013, CEMEX Colombia signed with the provisional depository designated by the former Drugs National Department (then depository of the assets subject to the expiration of property process), which functions after its liquidation were assumed by the Administrator of Special Assets (
Sociedad de Activos Especiales S.A.S.
or the “SAE”), a lease contract for a period of five years by means of which CEMEX Colombia was duly authorized to build and operate the plant (the “Lease Contract”). Moreover, in 2014, the provisional depository granted a mandate (the “Mandate”) to CEMEX Colombia for an indefinite period for the same purpose of continuing the construction and operation of the plant. On July 15, 2018, the aforementioned Lease Contract expired.

•
On April 12, 2019, CEMEX Colombia, CCL and another of its subsidiaries reached a conciliatory agreement with the SAE and CI Calizas before the Attorney General’s Office and signed a contract of Mining Operation, Manufacturing and Delivery Services and Leasing of Properties for Cement Production (the “Operation Contract”), which will allow CEMEX Colombia to continue using the assets subject to the aforementioned expiration of property process for an initial term of 21 years that can be renewed for 10 additional years, provided that the extension of the mining concession is obtained. The Operation Contract was signed by CI Calizas and Zomam with the authorization of the SAE as delegate of these last two companies, considering the following terms:

•
As consideration for entering into the agreement, CEMEX Colombia and /or a subsidiary will pay to CI Calizas and Zomam the following amounts in Colombian Pesos equivalent: a) an annual payment of $15 to CI Calizas for the use of land that will be adjusted annually for changes in the Consumer Price Index; b) a single payment for the rental of the aforementioned land from July 2013 to the signing date, based on the agreed upon rental amounts, reducing the lease payments made by CEMEX Colombia prior to the signing of the Operation Contract; c) an additional single payment in Colombian Pesos equivalent to $305 already paid for considerations not received during the negotiations of the Operation Contract; and d) a payment for the limestone extracted to date for an amount in Colombian Pesos equivalent to $1 million payable in two installments, the first already paid and the second a year after the signing of the Operation Contract.

•
Once the Maceo Plant begins commercial operations, CEMEX Colombia and/or a subsidiary will pay on a quarterly basis: a) 0.9% of the net sales resulting from the cement produced in the plant as compensation to CI Calizas for the right of CEMEX Colombia to extract and use the mineral reserves; and b) 0.8% of the net sales resulting from the cement produced in the plant as payment to Zomam for cement manufacturing and delivery services, as long as Zomam maintains the Free Zone benefit, or, 0.3% of the aforementioned net sales exclusively for the use of equipments, in case that Zomam losses the benefits as Free Trade Zone.

•
The Operation Contract will continue in force regardless of the result in the expiration of property process, except that the applicable criminal judge would recognize ownership rights of the assets under expiration of property to CEMEX Colombia and its subsidiary, in which case the Operation Contract would no longer be needed and would be early terminated.

Under the presumption that CEMEX Colombia conducted itself in good faith, CEMEX considers that it will be able to keep ownership of the plant, and that the rest of its investments are protected by Colombian law, under which, if a person builds on the property of a third party, with full knowledge of such third party, this third party may: a) take ownership of the plant, provided a corresponding indemnity to CEMEX Colombia, or otherwise, b) oblige CEMEX Colombia to purchase the land. Nonetheless, had this not be the case, CEMEX Colombia would take all necessary actions to safeguard its rights. In the event that the expiration of property over the assets subject to the MOU is ordered in favor of the State, if the assets were adjudicated to a third party in a public tender offer, considering the signing of the Operation Contract, such third party would have to subrogate to the Operation Contract. As of December 31, 2019, CEMEX is not able to estimate whether the expiration of property over the assets subject to the M
OU
will be ordered in favor of the State, or, if applicable, if the assets would be adjudicated to a third party in a public tender offer.

Status in connection with the commissioning of the plant
On September 3, 2019, CEMEX Colombia was notified of the resolution issued by Corantioquia’s Directive Council, the regional environmental authority, regarding to the approval for the subtraction from the Integrated Management District (“IMD”) of the Canyon of the Alicante River of 169.2 hectares corresponding to the surface of the Maceo Plant. As of December 31, 2019, after the signing of the Operation Contract and the subtraction of the plant’s surface from the IMD, the commissioning of the Maceo plant and the conclusion of the access road remain suspended until favorable resolutions would be obtained in other significant procedures in process with the respective authorities to guarantee the commissioning of the plant, such as: a) modify the land use where the project is located to harmonize it with industrial and mining use; b) modify the environmental license to expand the extraction capacity of limestone, essential raw material for the production of cement, up to 990 thousand tons per year; and c) obtaining several permits for the conclusion of the access road. CEMEX Colombia continues to work to address these issues as soon as possible and limits its activities to those on which it has the relevant authorizations. As of December 31, 2019, CEMEX continues working intensively in the necessary processes for the commissioning of the plant, nonetheless, at this date, the Company cannot provide a precise date for the plant’s startup.